CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares
Allowance for doubtful accounts | ¥	¥ 51,719	¥ 38,214
Accounts payable	611,947	659,977
Deferred revenues	1,845,846	1,344,563
Customer advances and deposits	1,236,076	981,429
Taxes payable	62,084	66,336
Salary and welfare payable	553,506	513,742
Accrued expenses and other current liabilities	727,904	2,181,205
Deferred tax liabilities	373,810	430,117
Other non-current liabilities	¥ 69,937	¥ 25,928
Ordinary share, shares authorized | shares	5,000,000,000	5,000,000,000
Ordinary share, shares issued | shares	289,670,997	283,068,677
Ordinary share, shares outstanding | shares	289,670,997	283,068,677
Variable Interest Entities [Member]
Accounts payable | ¥	¥ 199,618	¥ 164,032
Deferred revenues | ¥	859,956	749,997
Customer advances and deposits | ¥	296,595	378,371
Taxes payable | ¥	14,740	17,471
Salary and welfare payable | ¥	254,958	251,826
Accrued expenses and other current liabilities | ¥	205,441	79,012
Deferred tax liabilities | ¥	329,611	376,893
Other non-current liabilities | ¥		¥ 2,000
Class A Ordinary Shares [Member]
Ordinary share, shares authorized | shares	4,800,000,000	4,800,000,000
Ordinary share, shares issued | shares	240,930,737	219,413,764
Ordinary share, shares outstanding | shares	240,930,737	219,413,764
Class B Ordinary Shares [Member]
Ordinary share, shares authorized | shares	200,000,000	200,000,000
Ordinary share, shares issued | shares	48,740,260	63,654,913
Ordinary share, shares outstanding | shares	48,740,260	63,654,913